EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
NOTE 17 - EARNINGS PER SHARE

Weighted average number of common shares outstanding:

In Thousands of Shares
Description	2017	2016
Issued common shares at January 1	49,116	42,988
Effect of shares issued	3,532	3,167
Weighted average number of common shares outstanding at December 31	52,648	46,155

Diluted loss per share was the same amount as basic loss per share, as the effect of options and warrants would have been anti-dilutive because the Corporation incurred losses in each of the years presented. All outstanding options could potentially be dilutive in the future.